SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF INVENTORY	Inventory balances consisted of the following:
	September 30, 2025	December 31, 2024
Finished goods	$649,607	$673,866
Raw materials	64,118	63,357
Total	$713,725	$737,223
Inventory balances consisted of the following:
	December 31, 2024	December 31, 2023
Finished goods	$673,866	$772,589
Raw materials	63,357	43,023
Total	$737,223	$815,612

SCHEDULE OF FINANCIAL ASSETS AND LIABILITIES CARRIED AT FAIR VALUE MEASURED ON RECURRING BASIS

	Total Fair Value at September 30, 2025	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Derivative liabilities	$2,492,987	$—	$—	$2,492,987

	Total Fair Value at December 31, 2024	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Derivative liabilities	$2,458,435	$—	$—	$2,458,435

	Total Fair Value at December 31, 2024	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Derivative liabilities	$2,458,435	$—	$—	$2,458,435

	Total Fair Value at December 31, 2023	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Derivative liabilities	$1,296,937	$—	$—	$1,296,937